Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 1,131	$ 1,122	$ 2,526
Less: Accumulated depreciation	(923)	(794)	(1,349)
Property and equipment, net	208	328	1,177
Equipment and Furniture [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 400	$ 400	948
Equipment and Furniture [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimaed useful life	5 years	5 years
Equipment and Furniture [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimaed useful life	7 years	7 years
Laboratory Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 690	$ 681	687
Estimaed useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 41	$ 41	$ 891
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]	Useful Life, Lease Term [Member]